SHARE-BASED PAYMENT - Weighted average assumptions of stock option (Details)	12 Months Ended
	Dec. 31, 2025 Y $ / shares	Dec. 31, 2024 Y $ / shares
SHARE-BASED PAYMENT
Fair value of common shares at grant	$ 0.92	$ 0.27
Exercise price	$ 0.94	$ 0.27
Expected life | Y	5	5
Volatility	92.00%	107.00%
Dividend rate	0.00%	0.00%
Risk free rate	2.79%	3.10%
Fair value of stock option	$ 0.65	$ 0.21